Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Summary of Information About Reported Segments

The table below presents information about segments for the three months ended June 30, 2026:

Three months ended June 30, 2026

	Banzai Operating	OpenReel	Vidello	Total Consolidated
Revenue	$1,010	$1,036	$227	$2,273
Cost of revenue	351	55	44	450
Gross profit	659	981	183	1,823

Expenses
People	1,965	843	135	2,943
Marketing and advertising	125	12	180	317
Technology	166	35	17	218
Other segment expenses[1]	(10)	35	3	28
Total expenses	2,246	925	335	3,506
Segment Adjusted EBITDA	(1,587)	56	(152)	(1,683)
Transaction, public company expenses and stock-based compensation	2,400	—	—	2,400
Adjusted EBITDA	$(3,987)	$56	$(152)	$(4,083)

[1]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and public company expenses, and the SEPA commitment fee expense and deferred fee expense.

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

The table below presents information about segments for the six months ended June 30, 2026:

Six months ended June 30, 2026

	Banzai Operating	OpenReel	Vidello	Total Consolidated
Revenue	$2,036	$2,412	$521	$4,969
Cost of revenue	741	119	111	971
Gross profit	1,295	2,293	410	3,998

Expenses
People	3,909	1,876	254	6,039
Marketing and advertising	409	63	293	765
Technology	346	72	30	448
Other segment expenses[1]	174	71	7	252
Total expenses	4,838	2,082	584	7,504
Segment Adjusted EBITDA	(3,543)	211	(174)	(3,506)
Transaction, public company expenses and stock-based compensation	6,052	—	—	6,052
Adjusted EBITDA	$(9,595)	$211	$(174)	$(9,558)

[1]	Other segment expenses for each reportable segment includes provision for credit losses, foreign currency exchange rate changes, travel and entertainment expenses, professional expenses other than those included in transaction and public company expenses, insurance expenses, and expenses related to licenses.

The table below presents information about segments for the three months ended June 30, 2025:

Three months ended June 30, 2025

	Banzai Operating	OpenReel	Vidello	Total Consolidated
Revenue	$1,011	$1,387	$729	$3,127
Cost of revenue	368	78	108	554
Gross profit	643	1,309	621	2,573

Expenses
People	1,143	1,261	86	2,490
Marketing and advertising	198	18	172	388
Technology	251	64	22	337
Other segment expenses[1]	201	26	71	298
Total expenses	1,793	1,369	351	3,513
Segment Adjusted EBITDA	(1,150)	(60)	270	(940)
Transaction, public company expenses and stock-based compensation	3,476	22	102	3,600
Adjusted EBITDA	$(4,626)	$(82)	$168	$(4,540)

[1]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and public company expenses, and the SEPA commitment fee expense and deferred fee expense. The expense classification for 2025 has been recast to conform to the current year expense classification.

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

The table below presents information about segments for the six months ended June 30, 2025:

Six months ended June 30, 2025

	Banzai Operating	OpenReel	Vidello[1]	Total Consolidated
Revenue	$2,171	$2,828	$1,507	$6,506
Cost of revenue	745	152	263	1,160
Gross profit	1,426	2,676	1,244	5,346

Expenses
People	2,437	2,383	86	4,906
Marketing and advertising	387	57	310	754
Technology	530	123	52	705
Other segment expenses[2]	403	49	215	667
Total expenses	3,757	2,612	663	7,032
Segment Adjusted EBITDA	(2,331)	64	581	(1,686)
Transaction, public company expenses and stock-based compensation	7,087	324	103	7,514
Adjusted EBITDA	$(9,418)	$(260)	$478	$(9,200)

[1]	The Vidello acquisition occurred on January 31, 2025 (refer to Note 4 – Acquisitions and therefore does not represent activity for the full six month period in 2025.

[2]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and public company expenses, and the SEPA commitment fee expense and deferred fee expense. The expense classification for 2025 has been recast to conform to the current year expense classification.

The table below presents information about segments for the year ended December 31, 2025:

Year ended December 31, 2025
	Banzai Operating	OpenReel	Vidello	Total Consolidated
Revenue	$4,426,868	$5,473,389	$2,261,162	$12,161,419
Cost of revenue	1,476,701	310,362	401,520	2,188,583
Gross profit	2,950,167	5,163,027	1,859,642	9,972,836

Expenses
People	6,254,527	4,545,813	393,025	11,193,365
Marketing and advertising	2,160,168	155,237	558,059	2,873,464
Technology	926,334	272,926	83,839	1,283,099
Other segment expenses[1]	2,223,686	535,823	198,407	2,957,915
Total expenses	11,564,715	5,509,799	1,233,330	18,307,843
Segment Adjusted EBITDA	(8,614,548)	(346,772)	626,312	(8,335,007)
Transaction, PubCo. Expenses and Stock-based compensation	8,819,671	71,320	88,511	8,979,501
Adjusted EBITDA	$(17,434,219)	$(418,092)	$537,801	$(17,314,508)

[1]	Other segment expenses for each reportable segment includes provision for credit losses, foreign currency exchange rate changes, travel and entertainment expenses, professional expenses other than those included in transaction and PubCo expenses, insurance expenses, and expenses related to licenses.

The table below presents information about segments for the year ended December 31, 2024:

Year ended December 31, 2024
	Banzai Operating	OpenReel	Vidello[1]	Total Consolidated
Revenue	$4,305,429	$222,450	$—	$4,527,879
Cost of revenue	1,407,564	14,978	—	1,422,542
Gross profit	2,897,865	207,472	—	3,105,337

Expenses
People	6,209,488	17,642	—	6,227,130
Marketing and advertising	1,587,085	5,020	—	1,592,105
Technology	861,775	112,429	—	974,204
Other segment expenses[2]	811,519	6,856	—	818,375
Total expenses	9,469,867	141,947	—	9,611,814
Segment Adjusted EBITDA	(6,572,002)	65,525	—	(6,506,477)
Transaction, PubCo. Expenses and Stock-based compensation	6,912,309	—	—	6,912,309
Adjusted EBITDA	$(13,484,311)	$65,525	$—	$(13,418,786)

[1]	The Vidello acquisition occurred on January 31, 2025 (refer to Note 4 – Acquisitions and therefore is presented at $0 for comparative purposes.

[2]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo expenses, the SEPA commitment fee expense and deferred fee expense, the GEM warrant expense, and the GEM commitment fee expense.

Summary of Reconciliation Between Reportable Segment Adjusted EBITDA to Consolidated Net Loss Before Income Taxes

A reconciliation between EBITDA by reportable segment to consolidated net loss before income taxes for the three months ended June 30, 2026 and 2025 is as follows:

	Three Months Ended June 30,
	2026	2025
EBITDA by segment
Banzai Operating Co.	$(3,987)	(4,626)
OpenReel	56	(82)
Vidello	(152)	168
Total	(4,083)	(4,540)

Reconciliation to loss before income taxes:
Interest income	(3)	—
Interest expense	129	—
Interest expense – related party	202	537
Depreciation and amortization expense	303	300
Gain on extinguishment of liabilities, net	(663)	(146)
Loss on Yorkville SEPA advances	199	362
Loss on debt issuance	159	1,006
Changes in fair value of financial instruments	413	224
Other	224	1,336
Loss before income taxes	$(5,046)	$(8,159)

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

A reconciliation between EBITDA by reportable segment to consolidated net loss before income taxes for the six months ended June 30, 2026 and 2025 is as follows:

	Six Months Ended June 30,
	2026	2025
EBITDA by segment
Banzai Operating Co.	$(9,595)	$(9,418)
OpenReel	211	(260)
Vidello	(174)	478
Total	(9,558)	(9,200)

Reconciliation to loss before income taxes:
Interest income	(6)	—
Interest expense	138	—
Interest expense – related party	396	895
Depreciation and amortization expense	608	547
Gain on extinguishment of liabilities, net	(657)	(2,719)
Loss on Yorkville SEPA advances	227	747
Loss on debt issuance	1,806	1,280
Changes in fair value of financial instruments	671	568
Other	774	1,211
Loss before income taxes	$(13,515)	$(11,729)

A reconciliation between EBITDA by reportable segment to consolidated net loss before income taxes for the years ended December 31, 2025, and 2024 is as follows:

	December 31, 2025	December 31, 2024
EBITDA by segment
Banzai Operating Co.	$(17,434,219)	$(13,484,311)
OpenReel	(418,092)	65,525
Vidello	537,801	—
Total	(17,314,510)	(13,418,786)

Reconciliation to loss before income taxes:
Interest income	(2,955)	(10)
Interest expense	-	-
Interest expense – related party	1,156,984	3,047,101
Depreciation and amortization expense	1,150,471	24,179
Loss on conversion of liabilities	-	11,338,284
Gain on extinguishment of liabilities, net	(2,085,895)	390,801
Gain on release of Vidello revenue holdback	(973,000)	-
Vidello earnout expense	485,720	-
Failed acquisition costs	1,382,002	-
Loss on Yorkville SEPA advances	974,079	-
GEM settlement fee expense	-	200,000
Yorkville prepayment premium expense	-	80,760
Loss on debt issuance	5,580,835	653,208
Changes in fair value of financial instruments	(3,052,229)	(478,288)
Goodwill impairment	-	2,725,460
Other	(726,572)	113,108
Loss before income taxes	$(21,203,950)	$(31,513,389)

Summary of Company's Revenue Generated by Saas Product

The following table presents the Company’s percentage of revenue generated by SaaS product for the six months ended June 30, 2026 and 2025:

	Six Months Ended June 30,
Revenue %	2026	2025
Demio	34.2%	91.0%
OpenReel	45.0%	5.2%
Vidello [1]	18.6%	—%
Reach	2.2%	3.8%
Total	100.0%	100.0%

[1]	The Vidello acquisition occurred on January 31, 2025 (refer to Note 4 – Acquisitions and therefore does not represent activity for the full six month period in 2025.

The following table presents the Company’s percentage of revenue generated by SaaS product for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
Revenue %	2025	2024
Reach	2.2%	3.8%
Demio	34.2%	91.0%
OpenReel [1]	45.0%	5.2%
Vidello [2]	18.6%	—%
Total	100.0%	100.0%